Note 12 - Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance	$ 1,747	$ 1,536
Increase based on the tax positions in the current year	29	211
Decrease for tax positions of prior year	(16)
Balance	$ 1,760	$ 1,747